Major Group Investments - Direct and Indirect - Schedule of Major Group Investments - Direct and Indirect (Parenthetical) (Detail) - USD ($)	9 Months Ended			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[2]
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest	$ 127,200,000	$ 122,600,000	[1]	$ 127,200,000	$ 122,600,000	[1]
Dividends paid to non-controlling interests				6,400,000	200,000	[2]	$ 12,100,000
Abosso Goldfields Limited [member]
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest	5,800,000	3,600,000		5,800,000	3,600,000
Dividends paid to non-controlling interests				0	0
Gold Fields Ghana Limited [member]
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest	119,200,000	116,600,000		119,200,000	116,600,000
Dividends paid to non-controlling interests				5,800,000	0
Gold Fields La Cima SA [member]
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest	2,400,000	2,500,000		$ 2,400,000	$ 2,500,000
Dividends paid to non-controlling interests	$ 600,000	$ 200,000
Newshelf 899 (Pty) Ltd [member]
Disclosure of subsidiaries [line items]
Phase-in participation term				20 years
BEE partners' stake				10.00%
Newshelf ownership percentage				90.00%

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.